The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Dynamic Alpha Fund
UBS Global Allocation Fund
UBS Global Frontier Fund
UBS Multi-Asset Income Fund
UBS Global Equity Fund
UBS International Equity Fund
UBS Market Neutral Multi-Strategy Fund
UBS U.S. Large Cap Equity Fund
UBS U.S. Small Cap Growth Fund
UBS U.S. Equity Alpha Fund
UBS U.S. Equity Opportunity Fund
Prospectus Supplement

July 10, 2012

Dear Investor,

The purpose of this supplement is to update the Prospectuses of The UBS Funds (the “Trust”) to expand the categories of investors eligible to purchase Class A shares of the series of The UBS Funds without the imposition of a front-end sales charge.  Effective July 31, 2012, clients in certain self-directed investment brokerage accounts of broker-dealers or other financial institutions with an appropriate agreement in place with UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) will be able to purchase Class A shares of the applicable funds with the front-end sales charge waived.

Accordingly, the Prospectuses are hereby revised as follows:

The sections in the Prospectuses captioned “Managing your fund account”, sub-headed “Sales charge waivers for Class A, Class B and Class C shares” and sub-captioned “Class A front-end sales charge waivers” are revised by adding the following numbered sentence after the final numbered sentence under that sub-caption:

10. Broker-dealers or other financial institutions that have entered into an agreement with UBS Global AM (US), on behalf of clients participating in certain self-directed investment brokerage accounts, in which clients may or may not pay a transaction fee to the broker-dealer or financial institution.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-565

The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Core Plus Bond Fund
UBS Fixed Income Opportunities Fund
UBS Global Bond Fund
UBS High Yield Fund
Prospectus Supplement

July 10, 2012

Dear Investor,

The purpose of this supplement is to update the Prospectus for the above-listed series of The UBS Funds (the “Trust”), as follows:

I.           Effective on July 10, 2012, Scott E. Dolan, John Dugenske, Craig G. Ellinger and Brian Fehrenbach replaced Michael Dow as portfolio manager for the UBS Core Plus Bond Fund.

Therefore, the reference to Mr. Dow under the heading “Portfolio manager” on page 6 of the Prospectus for the UBS Core Plus Bond Fund, is deleted in its entirety and replaced by the following:

•           Scott E. Dolan portfolio manager of the Fund since July 10, 2012
•           John Dugenske portfolio manager of the Fund since July 10, 2012
•           Craig G. Ellinger portfolio manager of the Fund since July 10, 2012
•           Brian Fehrenbach portfolio manager of the Fund since July 10, 2012

In addition, the section under the heading “Management” and the sub-heading “Portfolio management – UBS Core Plus Bond Fund” on page 46 of the Prospectus is deleted in its entirety and replaced by the following:

UBS Core Plus Bond Fund
Scott E. Dolan, John Dugenske, Craig G. Ellinger and Brian Fehrenbach are the members of the investment management team and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.  Messrs. Dolan, Dugenske, Ellinger and Fehrenbach have access to a globally integrated team of credit analysts and other members of the Fixed Income investment management team who may contribute to research, security selection and portfolio construction. Messrs. Dolan, Dugenske, Ellinger and Fehrenbach are responsible for the overall portfolio and for reviewing the overall composition of the portfolio to ensure its compliance with the Fund’s stated investment objectives and strategies. Information about the portfolio management team is provided below.

Scott E. Dolan is the Co-Head of Multi-Sector Strategies and a Managing Director at UBS Global AM (Americas). Prior to joining UBS Global Asset Management in 2008, Mr. Dolan was a managing director and head of securitized assets for Citigroup Alternative Investments. Prior to joining Citigroup, Mr. Dolan was a managing director and head of mortgages and structured assets for Bear Stearns Asset Management and a senior mortgage trader at the Clinton Group. Mr. Dolan also worked at Deutsche Asset Management as a managing director and co-head of the Rates Group responsible for strategy, security selection and trading for MBS, ABS, agencies and treasuries. Mr. Dolan started his career at Scudder, Stevens and Clark, where he managed total return fixed income mutual funds and institutional portfolios.  Mr. Dolan has been a portfolio manager of the Fund since July 2012.

John Dugenske is the Head of North American Fixed Income and a Managing Director at UBS Global AM (Americas). Prior to joining UBS Global Asset Management in 2009, Mr. Dugenske spent over four years at the former asset management business of Lehman Brothers, which encompassed Lehman Brothers Asset Management and Neuberger Berman, where he most recently held the position of Head of European and Middle East Fixed Income, based in London.  Mr. Dugenske has been a portfolio manager of the Fund since July 2012.

Craig G. Ellinger is Managing Director and Head of Global High Yield and US Investment Grade Credit at UBS Global Asset Management. Mr. Ellinger has been an investment professional with UBS Global Asset Management since 2000 and a portfolio manager of the Fund since July 2012.

Brian Fehrenbach is the Co-Head of Multi-Sector Strategies and a Managing Director at UBS Global AM (Americas). Prior to joining UBS Global Asset Management in 2006, Mr. Fehrenbach was a managing director in a global strategic trading unit at Bank of America in Chicago, where he primarily managed a US rate derivatives portfolio. Additionally, Mr. Fehrenbach was the global head of rate derivative and currency trading at Fleet Boston prior to the merger with Bank of America in 2004.  Mr. Fehrenbach has been a portfolio manager of the Fund since July 2012.

II.           The Prospectus is amended to expand the categories of investors eligible to purchase Class A shares of the series of The UBS Funds without the imposition of a front-end sales charge.  Effective July 31, 2012, clients in certain self-directed investment brokerage accounts of broker-dealers or other financial institutions with an appropriate agreement in place with UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) will be able to purchase Class A shares of the applicable funds with the front-end sales charge waived.

Accordingly, the Prospectus is hereby revised as follows:

The sections in the Prospectus captioned “Managing your fund account”, sub-headed “Sales charge waivers for Class A, Class B and Class C shares” and sub-captioned “Class A front-end sales charge waivers” are revised by adding the following numbered sentence after the final numbered sentence under that sub-caption:

10. Broker-dealers or other financial institutions that have entered into an agreement with UBS Global AM (US), on behalf of clients participating in certain self-directed investment brokerage accounts, in which clients may or may not pay a transaction fee to the broker-dealer or financial institution.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-566

The UBS Funds	SAI Supplement

The UBS Funds
Supplement to the Statement of Additional Information

July 10, 2012

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS Core Plus Bond Fund series (the “Fund”) of The UBS Funds dated October 28, 2011, as follows:

1.           Effective July 10, 2012, Scott E. Dolan, John Dugenske, Craig G. Ellinger and Brian Fehrenbach replaced Michael Dow as portfolio manager for the UBS Core Plus Bond Fund.  Therefore, the references to Messrs. Dow, Dolan, Ellinger and Fehrenbach on page 73 of the SAI under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers” are deleted in their entirety and replaced by the following:

Portfolio Manager (Funds managed)	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Assets Managed (in millions)	Number	Assets Managed (in millions)	Number	Assets Managed (in millions)
Scott E. Dolan# (UBS Core Plus Bond Fund, UBS Fixed Income Opportunities Fund)	1	$77	2*	$6,114	4	$0**
John Dugenske#*** (UBS Core Plus Bond Fund)	0	$0	0	$0	0	$0
Craig G. Ellinger#	5	$604	8*	$2,316	4	$0**
(UBS Core Plus Bond Fund, UBS High Yield Fund)
Brian Fehrenbach# (UBS Core Plus Bond Fund, UBS Fixed Income Opportunities Fund)	1	$77	3*	$200	8	$4

# Information for  Messrs. Dolan, Dugenske, Ellinger and Fehrenbach is as of December 31, 2011.
* All accounts were calculated at an exchange rate as of December 30, 2011 of 1.0647.
** Accounts have assets less than $1 million.
*** Mr. Dugenske became a portfolio manager of the UBS Core Plus Bond Fund on July 9, 2012.

2.           The references to Messrs. Dow, Dolan, Ellinger and Fehrenbach on page 76 of the SAI under the heading “Investment advisory, principal underwriting and other service arrangements” and the sub-heading “Portfolio managers” are deleted in their entirety and replaced by the following:

Portfolio Manager/Fund*	Range of shares owned**
Scott E. Dolan# UBS Core Plus Bond Fund UBS Fixed Income Opportunities Fund	None $1-$10,000

John Dugenske # UBS Core Plus Bond Fund	None
Craig G. Ellinger# UBS Core Plus Bond Fund UBS High Yield Fund	None None
Brian Fehrenbach# UBS Core Plus Bond Fund UBS Fixed Income Opportunities Fund	None $100,0001 - $500,000

#     Information for  Messrs. Dolan, Dugenske, Ellinger and Fehrenbach is as of December 31, 2011.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-567